OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES

	As of December 31, 2020	As of December 31, 2019
Payroll and employee benefits	$19,817	$17,538
Value-added tax and other business taxes	13,638	12,452
Dealer commissions and subsidies	12,462	11,484
Income and withholding taxes	12,060	17,169
Handset purchases	11,398	16,746
Other	47,058	48,223

Other current liabilities and accrued expenses	$116,433	$123,612